State Street Institutional Investment Trust

One Iron Street

Boston, MA 02210

December 22, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)

File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information, each dated December 17, 2021, do not differ from those contained in the Post-Effective Amendment No. 291 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on December 16, 2021 (Accession #0001193125-21-359103).

If you have any questions, please contact me at (617) 662-8420.

Very truly yours,

/s/ David Barr
David Barr
Secretary